Pursuant to Rule 497(e)
File No. 2-85370

SUNAMERICA MONEY MARKET FUNDS, INC.

SunAmerica Money Market Fund

SunAmerica Municipal Money Market Fund

Supplement Dated February 4, 2009

to the Prospectus dated April 29, 2008,

as amended and supplemented to date

Effective immediately, under the “Glossary - Investment Terminology” section of the Prospectus, the following paragraph is added to the end of the “U.S. government securities” discussion on pages 20-21:

“The Funds may also invest in debt securities that are guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program (“TLGP”). Under the TLGP, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on senior unsecured debt issued by entities eligible to participate in the TLGP, which generally include FDIC-insured depository institutions, U.S. bank holding companies or financial holding companies and certain U.S. savings and loan holding companies. This guarantee presently extends through the earlier of the maturity date of the debt or June 30, 2012. This guarantee does not extend to shares of the Fund itself. FDIC-guaranteed debt is still subject to interest rate and securities selection risk.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUP4 _MMPRO_4-08

SUNAMERICA MONEY MARKET FUNDS, INC.

SunAmerica Money Market Fund

SunAmerica Municipal Money Market Fund

Supplement Dated February 4, 2009

to the Statement of Additional Information

dated April 29, 2008, as amended and supplemented to date

Effective immediately, under the “Investment Objectives and Policies” section of the Statement of Additional Information, the following paragraph is added to the end of the “U.S. Government Obligations” discussion on pages B-3 and B-4:

“The Funds may also invest in debt securities that are guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program (“TLGP”). Under the TLGP, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on senior unsecured debt issued by entities eligible to participate in the TLGP, which generally include FDIC-insured depository institutions, U.S. bank holding companies or financial holding companies and certain U.S. savings and loan holding companies. This guarantee presently extends through the earlier of the maturity date of the debt or June 30, 2012. This guarantee does not extend to shares of the Fund itself. FDIC-guaranteed debt is still subject to interest rate and securities selection risk.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI-SUP2 _MMPRO_4-08